SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2026
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of estimated useful lives of intangible assets

Franchise or manachise agreements	Remaining contract terms from 10 to 20 years
Purchased software	3 - 10 years based on the estimated usage period
Other intangible assets including trademark, licenses and other rights	2 - 15 years based on the contractual term, the length of license agreements and the effective terms of other legal rights

Schedule of information about inputs into the fair value measurements of the assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

As of December 31, 2025	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active	Significant Other	Significant
	Markets for Identical	Observable Inputs	Unobservable
Description	Assets (Level 1)	(Level 2)	Inputs (Level 3)
Short term investments
Equity securities with readily determinable fair values	69	—	—
Long term investments
Available-for-sale debt securities	—	—	175
Employee benefit plan assets	8	—	—

As of June 30, 2026	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active	Significant Other	Significant
	Markets for Identical	Observable Inputs	Unobservable
Description	Assets (Level 1)	(Level 2)	Inputs (Level 3)
Short term investments
Equity securities with readily determinable fair value	57	—	—
Long term investments
Available-for-sale debt securities	—	—	158
Employee benefit plan assets	8	—	—

Schedule of assets measured at fair value and lossess recognized

As of December 31, 2025		Fair Value Measurements at Reporting Date Using
		Significant
		Unobservable	Total
		Inputs	Loss for
Description	Fair Value	(Level 3)	the Year
Property and equipment	13	13	136
Operating lease right-of-use assets	47	47	31
Land use rights	—	—	13
Intangible assets	—	—	2
Long-term investment	175	175	47
Assets held for sale	583	583	13

As of June 30, 2026		Fair Value Measurements at Reporting Date Using
		Significant	Total
		Unobservable	Loss for
		Inputs	the Six Months
Description	Fair Value	(Level 3)	Ended
Property and equipment	7	7	32
Operating lease right-of-use assets	23	23	17
Intangible assets	—	—	4
Long-term investment	158	158	13